Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Entities not subject to income taxes, difference in bases, amount	$ 2,200,000	$ 38,200,000
Deferred tax asset, net	1,214,000	0		$ 18,362,000
Valuation allowance	1,024,000	1,255,000
Deferred tax assets due to step up and difference in basis				16,100,000
Deferred tax assets, income taxes				2,300,000
Amount due pursuant to tax receivable agreement	0			14,108,000
Unrecognized tax benefits	0	0	$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest expense	$ 0	$ 0	$ 0